UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-04254

Legg Mason Partners Income Trust

(Exact name of registrant as specified in charter)

55 Water Street, New York, NY 10041

(Address of principal executive offices) (Zip code)

Robert I. Frenkel, Esq.

Legg Mason & Co., LLC

100 First Stamford Place

Stamford, CT 06902

(Name and address of agent for service)

Registrant’s telephone number, including area code: 1-877-721-1926

Date of fiscal year end: March 31

Date of reporting period: June 30, 2011

ITEM 1.	SCHEDULE OF INVESTMENTS

LEGG MASON PARTNERS INCOME TRUST

LEGG MASON WESTERN ASSET

INTERMEDIATE-TERM MUNICIPALS FUND

FORM N-Q

JUNE 30, 2011

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
MUNICIPAL BONDS - 95.9%
Alabama - 0.4%
Clarke & Mobile County, AL, Gas District, Gas Revenue, AMBAC	5.250%	1/1/24	$1,935,000	$1,953,982
Jefferson County, AL, Sewer Revenue, Refunding	5.250%	2/1/16	7,000,000	6,757,380
Marshall County, AL, Health Care Authority Revenue	6.250%	1/1/22	1,000,000	1,015,960

Total Alabama				9,727,322

Alaska - 0.7%
Valdez, AK, Marine Terminal Revenue, BP Pipelines (Alaska) Inc. Project	5.000%	1/1/21	15,000,000	16,459,950

Arizona - 1.7%
Arizona State University, Revenue Bonds, FGIC	5.500%	7/1/21	1,000,000	1,051,780	(a)
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/28	10,000,000	10,276,800
Phoenix, AZ, Civic Improvement Corp. Airport Revenue	5.000%	7/1/29	10,000,000	10,217,800
Salt Verde, AZ, Financial Corp. Senior Gas Revenue	5.250%	12/1/26	18,240,000	17,862,067

Total Arizona				39,408,447

Arkansas - 0.0%
Warren County, AR, Solid Waste Disposal Revenue, Potlatch Corp. Project	7.000%	4/1/12	1,000,000	1,027,140	(b)

California - 12.5%
California Health Facilities Financing Authority Revenue, Stanford Hospital	5.000%	11/15/25	27,465,000	28,396,887
California State Economic Recovery	5.000%	7/1/16	6,000,000	6,018,120
California State Economic Recovery, GO	5.000%	7/1/20	35,000,000	40,098,450
California State Public Works Board, Lease Revenue, Department of Corrections	5.250%	9/1/16	4,245,000	4,257,438
California Statewide CDA Revenue:
John Muir Health	5.000%	7/1/29	6,660,000	6,452,608
St. Joseph Health System, NATL	5.125%	7/1/24	4,000,000	4,078,720
Long Beach, CA, Airport Senior Revenue	5.000%	6/1/30	7,735,000	7,586,333
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.250%	11/15/23	3,975,000	4,021,627
Long Beach, CA, Bond Finance Authority, Natural Gas Purchase Revenue	5.000%	11/15/24	17,830,000	17,623,707
Los Angeles, CA, Convention & Exhibition Center Authority, Lease Revenue	5.125%	8/15/22	8,000,000	8,125,760
Los Angeles, CA, COP, Hollywood Presbyterian Medical Center, INDLC	9.625%	7/1/13	115,000	124,975	(c)
Los Angeles, CA, Department of Airports Revenue, Los Angeles International Airport	5.000%	5/15/28	10,000,000	10,420,800
Modesto, CA, Irrigation District Financing Authority, Electric System Revenue	5.000%	10/1/27	10,000,000	10,065,400
Northern, CA, Power Agency Revenue	5.000%	7/1/21	1,575,000	1,734,894
Northern, CA, Power Agency Revenue:
Lodi Energy Center	5.000%	6/1/19	2,000,000	2,233,280
Lodi Energy Center	5.000%	6/1/20	2,000,000	2,222,860
Lodi Energy Center	5.000%	6/1/25	15,805,000	16,520,334
Palomar, CA, Pomerado Health Care District, COP	6.625%	11/1/29	10,000,000	10,103,700
Sacramento County, CA, Airport System Revenue	5.000%	7/1/30	3,615,000	3,622,736
Sacramento, CA, Cogeneration Authority Project Revenue:
Procter & Gamble Project	5.000%	7/1/18	800,000	899,088
Procter & Gamble Project	5.000%	7/1/19	900,000	1,006,641
Procter & Gamble Project	5.250%	7/1/20	1,250,000	1,420,500
Procter & Gamble Project	5.250%	7/1/21	1,000,000	1,133,780

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
California - continued
San Bernardino County, CA, COP:
Arrowhead Project	5.500%	8/1/21	$11,855,000	$12,624,627
Arrowhead Project	5.000%	8/1/22	8,755,000	8,800,876
Arrowhead Project	5.125%	8/1/24	10,000,000	9,947,800
San Diego County, CA, Regional Airport Authority Revenue	5.000%	7/1/26	3,305,000	3,350,345
San Francisco, CA, City & County Airports Commission, International Airport Revenue	4.900%	5/1/29	50,000,000	50,336,500
Southern California Public Power Authority:
Natural Gas Project Revenue, Project Number 1	5.250%	11/1/26	2,000,000	1,993,600
Project Number 1	5.250%	11/1/27	9,550,000	9,487,257
Southern California Public Power Authority Revenue, Windy Point Flats Project-1	5.000%	7/1/25	7,250,000	7,804,045
Truckee-Donner Recreation & Park District, CA, COP, Community Center Project, AMBAC	5.000%	9/1/29	3,830,000	3,762,515

Total California				296,276,203

Colorado - 2.9%
Colorado Educational & Cultural Facilities Authority Revenue Charter School, Bromley East Project	7.000%	9/15/20	1,025,000	1,037,997	(a)
Colorado Health Facilities Authority Revenue:
Sisters of Charity Leavenworth Health System Inc.	5.250%	1/1/25	12,735,000	13,448,415
Sisters of Charity Leavenworth Health System Inc.	5.000%	1/1/30	16,000,000	15,904,480
Denver, CO, City & County Wastewater Revenue, FGIC	5.250%	11/1/14	1,480,000	1,569,481
E-470 Public Highway Authority Revenue, CO	5.250%	9/1/25	7,105,000	6,730,637
E-470 Public Highway Authority Revenue, CO	5.375%	9/1/26	3,000,000	2,849,160
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.125%	11/15/23	8,210,000	8,817,786
Public Authority for Colorado Energy, Natural Gas Purchase Revenue	6.250%	11/15/28	8,000,000	8,507,600
Regional Transportation District, CO, COP	5.000%	6/1/25	10,000,000	10,400,200

Total Colorado				69,265,756

Connecticut - 0.3%
Connecticut State Special Obligation Parking Revenue, Bradley International Airport, ACA	6.375%	7/1/12	1,030,000	1,036,170	(d)
Connecticut State Special Tax Obligation Revenue, Transportation Infrastructure, AGM	5.375%	7/1/16	2,000,000	2,101,100	(a)
Connecticut State, HEFA Revenue, Ascension Health Credit	3.500%	2/1/12	2,800,000	2,845,276	(e)

Total Connecticut				5,982,546

District of Columbia - 0.5%
District of Columbia University Revenue, Georgetown University	5.000%	4/1/21	10,000,000	10,765,800	(e)

Florida - 9.0%
Broward County, FL, Airport System Revenue	5.000%	10/1/24	3,000,000	3,123,030
Broward County, FL, Airport System Revenue	5.375%	10/1/29	12,000,000	12,422,640
Citizens Property Insurance Corp., FL	5.000%	6/1/16	25,000,000	26,768,250
Citizens Property Insurance Corp., FL	5.375%	6/1/16	20,000,000	21,750,400
Citizens Property Insurance Corp., FL	5.250%	6/1/17	5,000,000	5,379,950
Citizens Property Insurance Corp., FL, Senior Secured High Risk Notes	5.000%	6/1/12	4,500,000	4,677,120
Florida Municipal Loan Council Revenue:
NATL	5.250%	11/1/13	1,790,000	1,832,423
NATL	5.250%	11/1/16	3,175,000	3,219,005
Hillsborough County, FL, EFA Revenue, Refunding, University of Tampa Project, Radian	5.750%	4/1/18	1,370,000	1,370,343

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Florida - continued
Jacksonville Beach, FL, Utility Revenue	7.900%	10/1/14	$1,255,000	$1,412,126	(c)
Killarney Community Development District Special Assessment Revenue	5.125%	5/1/09	440,000	198,000	(f)
Lee County, FL, Airport Revenue:
Assured Guaranty	5.000%	10/1/21	12,245,000	12,637,697	(d)
Assured Guaranty	5.000%	10/1/22	8,000,000	8,146,800	(d)
Miami-Dade County, FL, Aviation Revenue:
Miami International Airport	5.500%	10/1/27	3,000,000	3,055,260	(d)
Miami International Airport	5.000%	10/1/29	5,000,000	5,017,950
Miami-Dade County, FL, Expressway Authority Toll System Revenue, Assured Guaranty	3.000%	7/1/16	1,205,000	1,242,801
Miami-Dade County, FL, School Board, COP	5.000%	2/1/24	8,000,000	8,453,600
Orange County, FL, Health Facilities Authority Revenue:
Hospital Adventist Health Systems	6.250%	11/15/24	2,000,000	2,150,060	(a)
Orlando Health Inc.	5.250%	10/1/21	6,935,000	7,202,067
Orlando Health Inc.	5.250%	10/1/22	7,095,000	7,299,833
Orlando Health Inc.	5.125%	10/1/26	4,050,000	3,955,513
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/23	40,750,000	43,639,990
Orange County, FL, Tourist Development Tax Revenue	5.000%	10/1/24	10,000,000	10,362,400
Orlando, FL, Utilities Commission Water & Electric Revenue	5.250%	10/1/13	1,470,000	1,487,434	(a)
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/24	3,500,000	3,763,655
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/25	3,350,000	3,568,386
Palm Beach County, FL, Solid Waste Authority Revenue	5.000%	10/1/27	1,155,000	1,214,598
Seminole County, FL, Water & Sewer Revenue, Refunding & Improvement, NATL	6.000%	10/1/12	685,000	708,112
South Broward, FL, Hospital District Revenue	5.000%	5/1/28	5,920,000	5,967,242
Sterling Hill, FL, Community Development District	5.500%	11/1/10	635,000	463,550	(f)

Total Florida				212,490,235

Georgia - 2.5%
Atlanta & Fulton County, GA, Recreational Authority Revenue:
Zoo	5.000%	12/1/19	1,770,000	1,948,770
Zoo	5.000%	12/1/20	1,860,000	2,035,472
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/23	5,465,000	6,182,117
Atlanta, GA, Water & Wastewater Revenue	6.000%	11/1/24	15,885,000	17,720,512
Burke County, GA, Development Authority, PCR, Oglethorpe Power Corp.	7.000%	1/1/23	5,000,000	5,702,400
DeKalb, Newton & Gwinnett Counties, GA, Joint Development Authority Revenue, GGC Foundation LLC Project	6.000%	7/1/29	6,000,000	6,460,560
Georgia State Higher EFA Revenue, USG Real Estate Foundation II LLC Project	5.375%	6/15/29	3,000,000	3,088,740
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/18	5,000,000	5,079,200
Main Street Natural Gas Inc., GA, Gas Project Revenue	5.000%	3/15/21	7,110,000	7,018,210
Milledgeville & Baldwin County, GA, Development Authority Revenue, Georgia College & State University Foundation	5.500%	9/1/24	1,000,000	1,157,480	(a)
Public Gas Partners Inc., GA, Project Revenue	5.000%	10/1/11	1,250,000	1,262,313
Savannah, GA, Downtown Authority Revenue, Refunding, Chatham County Projects, NATL	5.000%	1/1/19	660,000	707,282

Total Georgia				58,363,056

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Hawaii - 1.0%
Hawaii State:
FGIC	5.375%	8/1/15	$2,895,000	$2,905,017
FGIC	5.375%	8/1/15	1,105,000	1,108,956	(a)
Hawaii State Airports System Revenue	5.250%	7/1/29	18,240,000	18,699,465
Hawaii State, GO, Unrefunded Balance, NATL	5.000%	5/1/16	615,000	677,066

Total Hawaii				23,390,504

Illinois - 2.9%
Chicago, IL:
Metropolitan Water Reclamation District Greater Chicago, Capital Improvement	5.500%	12/1/14	2,000,000	2,166,560	(a)
O’Hare International Airport Revenue	5.250%	1/1/19	5,625,000	6,008,457	(d)
Chicago, IL, GO	5.375%	1/1/16	120,000	125,029
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/21	3,000,000	3,234,870
Chicago, IL, O’Hare International Airport Revenue	5.000%	1/1/22	4,000,000	4,251,440
Cicero, IL, NATL	5.625%	12/1/16	2,415,000	2,517,396
Cook County, IL, GO	5.250%	11/15/22	10,000,000	10,733,000
Cook County, IL, GO	5.250%	11/15/23	9,980,000	10,640,177
Glendale Heights, IL, Hospital Revenue, Refunding Glendale Heights Project	7.100%	12/1/15	2,910,000	3,140,530	(c)
Illinois Finance Authority Revenue:
AGM	5.250%	1/1/22	2,000,000	2,046,720
Edward Hospital, AMBAC	6.000%	2/1/28	1,000,000	1,019,490
Memorial Health System	5.250%	4/1/29	11,000,000	10,617,530
Rush University Medical Center	6.375%	11/1/29	3,000,000	3,156,930
Illinois Finance Authority, National Rural Utilities Cooperative Finance Corp., Gtd. Solid Waste Disposal Revenue, Prairie Power Inc.	3.000%	5/6/14	3,000,000	3,089,730	(e)
Illinois State, GO, First Series	5.375%	7/1/19	5,000,000	5,096,900

Total Illinois				67,844,759

Indiana - 2.9%
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.375%	1/1/25	4,000,000	4,323,200
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/26	5,480,000	5,929,853
Indiana Municipal Power Agency, Power Supply Systems Revenue	5.500%	1/1/27	3,460,000	3,727,942
Indiana State Finance Authority Revenue, Trinity Health Credit Group	5.000%	12/1/28	5,000,000	5,086,100
Indiana State Toll Road Commission, Toll Road Revenue	9.000%	1/1/15	3,285,000	3,833,037	(c)
Indianapolis Local Public Improvement Bond Bank, Waterworks Project	5.500%	7/1/19	3,000,000	3,155,340	(a)
Indianapolis, IN, Thermal Energy System, Multi- Mode	5.000%	10/1/23	19,625,000	20,897,093
Jasper County, IN, PCR:
Northern Indiana Public Service, AMBAC	5.700%	7/1/17	5,000,000	5,563,750
Northern Indiana Public Service, NATL	5.850%	4/1/19	3,000,000	3,325,950
Lawrence Township, IN, Metropolitan School District, First Mortgage, IBC, NATL	6.750%	7/5/13	1,000,000	1,064,510
Mishawaka, IN, School Building Corp., First Mortgage, AMBAC	5.500%	7/15/18	1,075,000	1,076,419	(a)
North Manchester, IN, Industrial Revenue, Peabody Retirement Community Project	7.125%	7/1/22	2,000,000	700,000	(g)
Whiting, IN, Environmental Facilities Revenue, BP Products North America Inc.	5.250%	1/1/21	8,000,000	8,896,400

Total Indiana				67,579,594

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Iowa - 1.0%
Iowa Finance Authority Health Care Facilities Revenue:
Genesis Health Systems	5.000%	7/1/18	$2,775,000	$2,982,903
Genesis Health Systems	5.000%	7/1/19	4,075,000	4,322,597
Genesis Health Systems	5.000%	7/1/20	2,500,000	2,621,675
Genesis Health Systems	5.000%	7/1/21	4,170,000	4,325,791
Iowa Finance Authority Health Facilities Revenue:
Central Iowa Health System, Assured Guaranty	5.000%	2/15/17	1,600,000	1,724,576
Central Iowa Health System, Assured Guaranty	5.000%	2/15/18	1,350,000	1,447,092
Central Iowa Health System, Assured Guaranty	5.000%	2/15/19	1,000,000	1,061,630
Iowa Health System, Assured Guaranty	5.000%	8/15/17	1,000,000	1,084,100
Iowa Health System, Assured Guaranty	5.000%	8/15/18	1,350,000	1,454,395
Iowa Health System, Assured Guaranty	5.000%	8/15/19	1,150,000	1,225,636
Muscatine, IA, Electric Revenue	9.700%	1/1/13	1,310,000	1,422,595	(c)

Total Iowa				23,672,990

Kansas - 0.4%
Burlington, KS, Environmental Improvement Revenue, Kansas City Power & Light	5.250%	4/1/13	5,000,000	5,269,600	(e)
Kansas State Development Finance Authority Revenue, Sisters Leavenworth	5.250%	1/1/25	3,000,000	3,174,600

Total Kansas				8,444,200

Kentucky - 1.1%
Kentucky Economic Development Finance Authority, Hospital Facilities Revenue:
Owensboro Medical Health System Inc.	5.250%	6/1/23	1,835,000	1,798,355
Owensboro Medical Health System Inc.	6.000%	6/1/30	14,570,000	14,568,980
Louisville & Jefferson County, KY, Metro Government Health Facilities Revenue, Jewish Hospital, St. Marys Healthcare	6.000%	2/1/22	10,000,000	10,136,700

Total Kentucky				26,504,035

Louisiana - 0.4%
East Baton Rouge, LA, Parish Park & Recreation District, GO, AGM	5.000%	5/1/20	500,000	528,590
Louisiana Local Government Environmental Facilities and CDA Revenue, AMBAC, Parking Facilities Corp. Garage Project	5.625%	10/1/17	1,480,000	1,482,634
Louisiana Public Facilities Authority Hospital Revenue, Southern Baptist Hospital Inc. Project, Aetna	8.000%	5/15/12	65,000	66,728	(c)
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.625%	6/1/21	1,830,000	2,017,026
Louisiana State Citizens Property Insurance Corp., Assessment Revenue	5.875%	6/1/23	4,435,000	4,856,503
Louisiana State University & Agricultural & Mechanical College Board, Refunding, Auxiliary, AGM	5.250%	7/1/13	1,000,000	1,077,400

Total Louisiana				10,028,881

Maryland - 1.3%
Anne Arundel County, MD, GO	5.375%	3/1/14	3,000,000	3,101,820	(a)
Anne Arundel County, MD, GO, Consolidated Solid Waste Projects	5.300%	2/1/17	450,000	451,084	(d)
Maryland State Economic Development Corp., EDR:
Term Project	5.375%	6/1/25	5,055,000	5,008,393
Transportation Facilities Project	5.125%	6/1/20	5,000,000	5,037,050
Transportation Facilities Project	5.375%	6/1/25	7,500,000	7,430,850
Maryland State Health & Higher EFA Revenue:
Carroll County General Hospital	5.125%	7/1/14	400,000	411,468
Carroll County General Hospital	6.000%	7/1/21	535,000	543,325

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Maryland - continued
Refunding, Kennedy Krieger Issue	5.125%	7/1/22	$1,000,000	$955,090
Refunding, Medstar Health	5.750%	8/15/14	500,000	554,625
University of Maryland Medical System	6.000%	7/1/22	1,000,000	1,056,700	(a)
Washington County Hospital	6.000%	1/1/28	4,000,000	4,031,960
Maryland State Transportation Authority Parking Revenue, Baltimore, Washington International Airport, AMBAC	5.250%	3/1/12	1,000,000	1,028,840	(d)

Total Maryland				29,611,205

Massachusetts - 1.0%
Massachusetts State DFA Revenue, First Mortgage, Edgecombe Project	6.000%	7/1/11	135,000	135,000
Massachusetts State HEFA Revenue:
Cape Cod Healthcare Obligation Inc., AGM	6.000%	11/15/28	1,500,000	1,633,395
Caregroup Inc.	5.375%	7/1/23	3,500,000	3,549,770
Caregroup Inc.	5.375%	7/1/24	5,500,000	5,542,900
Caregroup Inc.	5.375%	7/1/25	3,570,000	3,581,281
Caritas Christi Obligation	6.500%	7/1/12	535,000	549,750	(c)
UMass Memorial Health Care Inc.	5.000%	7/1/20	2,500,000	2,547,100
UMass Memorial Medical Center Inc.	5.000%	7/1/19	1,500,000	1,551,870
University of Massachusetts	5.500%	10/1/18	1,300,000	1,382,667	(a)
Massachusetts State Port Authority Revenue	13.000%	7/1/13	530,000	597,427	(c)
Pittsfield, MA, GO, NATL	5.500%	4/15/17	2,000,000	2,101,680	(a)

Total Massachusetts				23,172,840

Michigan - 6.0%
Allen Academy COP	7.000%	6/1/15	660,000	678,922
Carman-Ainsworth, MI, Community School District, GO, FGIC	5.500%	5/1/19	1,000,000	1,041,930	(a)
Chippewa Valley, MI, Schools Administration Building, Q-SBLF	5.500%	5/1/18	1,775,000	1,851,680	(a)
Detroit, MI, GO:
District State Aid	5.250%	11/1/24	5,000,000	5,329,600
District State Aid	5.000%	11/1/30	21,500,000	21,721,880
Detroit, MI, Water Supply System Revenue, NATL	5.000%	7/1/26	1,000,000	1,000,930
Michigan Finance Authority, Trinity Health Corp.	5.000%	12/1/27	4,500,000	4,499,775
Michigan State Building Authority Revenue:
Facilities Program, AGM	5.000%	10/15/26	5,000,000	5,195,300
Facilities Program, NATL	5.000%	10/15/29	7,250,000	7,260,223
Michigan State Hospital Finance Authority Revenue:
McLaren Health Care Corp.	5.625%	5/15/28	23,690,000	24,345,266
Refunding, Hospital, Sparrow Obligated	5.000%	11/15/19	1,000,000	1,039,090
Michigan State Housing Development Authority, Rental Housing Revenue	5.125%	10/1/22	3,055,000	3,162,047
Michigan State Housing Development Authority, Rental Housing Revenue, AMBAC	6.000%	4/1/23	10,460,000	10,728,822	(d)
Michigan State Strategic Fund Ltd. Obligation Revenue, Detroit Edison	5.500%	8/1/16	5,000,000	5,669,200	(e)
Mount Clemens, MI, Community School District, Q- SBLF	5.500%	5/1/16	1,000,000	1,016,850	(a)
Royal Oak, MI, Hospital Finance Authority Revenue, William Beaumont Hospital	8.000%	9/1/29	2,000,000	2,308,800
Wayne County, MI, Airport Authority Revenue:
Detroit Metropolitan Airport	5.000%	12/1/16	7,865,000	8,341,540	(d)
Detroit Metropolitan Airport	5.000%	12/1/17	17,000,000	17,823,990	(d)
Detroit Metropolitan Airport	5.000%	12/1/18	17,000,000	17,518,670	(d)

Total Michigan				140,534,515

Minnesota - 1.1%
Minnesota Agricultural & Economic Development Board Revenue, Essentia Heathcare, AGM	5.000%	2/15/30	5,725,000	5,764,502

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Minnesota - continued
Saint Paul, MN, Housing & Redevelopment Authority, Hospital Revenue, Health East Project, ACA/CBI	5.850%	11/1/17	$1,000,000	$1,000,270
St. Cloud, MN, Health Care Revenue, Centracare Health System	5.000%	5/1/25	10,000,000	10,117,000
St. Paul, MN, Housing & Redevelopment Authority Health Care Revenue, Allina Health System	5.250%	11/15/28	9,600,000	9,814,368

Total Minnesota				26,696,140

Missouri - 1.0%
Boone County, MO, Hospital Revenue, Boone Hospital Center	5.750%	8/1/28	9,080,000	9,371,922
Lees Summit, MO, IDA, Health Facilities Revenue, John Knox Village	5.750%	8/15/11	1,000,000	1,005,870	(c)
Missouri Joint Municipal Electric Utility Commission Power Project Revenue, Iatan Second Project	5.250%	1/1/19	4,485,000	4,994,810
Missouri State Environmental Improvement & Energy Resource Authority, Water Pollution State Revolving Funds Programs	5.250%	1/1/16	1,500,000	1,504,215
Missouri State Health & EFA Revenue, St. Lukes Episcopal	5.000%	12/1/20	5,070,000	5,241,772
Missouri State Housing Development Community, MFH Revenue	5.500%	12/1/15	680,000	680,462
Saint Louis, MO, Airport Revenue, Airport Development Program, NATL	5.625%	7/1/16	1,000,000	1,000,000	(a)

Total Missouri				23,799,051

Nevada - 0.8%
Carson City, NV, Hospital Revenue:
Carson-Tahoe Health System	6.000%	9/1/14	650,000	667,556
Carson-Tahoe Health System	6.000%	9/1/14	535,000	574,483	(a)
Humboldt County, NV, PCR, Idaho Power Co. Project	5.150%	12/1/24	13,000,000	13,470,470
Reno, NV, Hospital Revenue:
Renown Regional Medical Center Project	5.000%	6/1/15	1,000,000	1,060,620
Renown Regional Medical Center Project	5.000%	6/1/16	1,000,000	1,058,230
Renown Regional Medical Center Project	5.000%	6/1/17	2,190,000	2,299,347

Total Nevada				19,130,706

New Hampshire - 0.1%
New Hampshire HEFA:
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	595,000	600,950	(a)
University Systems of New Hampshire, AMBAC	5.375%	7/1/16	305,000	308,879
New Hampshire HEFA Revenue:
Covenant Health	6.500%	7/1/17	1,770,000	1,837,632	(a)
Covenant Health, Unrefunded Balance	6.500%	7/1/17	290,000	296,763	(b)

Total New Hampshire				3,044,224

New Jersey - 3.7%
New Jersey EDA Revenue, School Facilities Construction	5.500%	12/15/29	10,000,000	10,430,600
New Jersey EDA, Water Facilities Revenue:
New Jersey American Water Co.	4.450%	6/1/23	3,500,000	3,572,135
New Jersey American Water Co.	5.100%	6/1/23	6,075,000	6,303,602	(d)
New Jersey American Water Co.	4.700%	12/1/25	8,000,000	7,851,920	(d)
New Jersey Health Care Facilities Financing Authority Revenue:
Atlanticare Regional Medical Center	5.000%	7/1/15	1,840,000	2,006,189
Atlanticare Regional Medical Center	5.000%	7/1/16	1,350,000	1,475,482
New Jersey State EFA Revenue, University of Medicine & Dentistry	7.125%	12/1/23	3,000,000	3,466,860

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
New Jersey - continued
New Jersey State Higher Education Assistance Authority, Student Loan Revenue	5.375%	6/1/24	$20,000,000	$20,748,000
New Jersey State Higher Education Assistance Authority, Student Loan Revenue, AGC	5.875%	6/1/21	22,020,000	23,145,002	(d)
New Jersey State Housing & Mortgage Finance Agency, Multi-Family Revenue	5.250%	5/1/23	5,565,000	5,764,394
New Jersey State Turnpike Authority Revenue	6.000%	1/1/14	135,000	140,079	(c)
Passaic Valley, NJ, Sewage Commissioners Sewer System, AMBAC	5.625%	12/1/17	3,095,000	3,103,944
Ringwood Boro, NJ, Sewage Authority	9.875%	1/1/14	65,000	73,369	(c)

Total New Jersey				88,081,576

New Mexico - 1.2%
Bernalillo County, NM, Gross Receipts Tax Revenue, AMBAC	5.250%	10/1/21	1,100,000	1,291,257
Farmington, NM, PCR, Arizona Public Service Co.	4.700%	9/1/24	27,000,000	26,530,740
New Mexico Finance Authority Revenue, Subordinated Lien, Public Project Revolving Fund, NATL	5.000%	6/15/20	1,490,000	1,628,764

Total New Mexico				29,450,761

New York - 4.8%
Albany, NY, IDA, Civic Facility Revenue, Charitable Leadership Project	6.000%	7/1/19	1,000,000	606,600	(g)
Brooklyn Arena, NY, Local Development Corp., Barclays Center Project	6.000%	7/15/30	33,640,000	34,336,012
MTA, NY, Revenue	5.250%	11/15/22	6,000,000	6,560,760
MTA, NY, Revenue	5.250%	11/15/24	22,995,000	24,570,847
Nassau County, NY, IDA, Continuing Care Retirement, Amsterdam at Harborside	5.875%	1/1/18	2,150,000	2,205,234
New York City, NY, Health & Hospital Corp. Revenue, Health Systems	5.000%	2/15/30	12,390,000	12,492,837
New York City, NY, IDA, Special Needs Facilities Pooled Program A-1	6.100%	7/1/12	140,000	140,409
New York City, NY, Industrial Development Agency Revenue, Queens Baseball Stadium, Pilot, AMBAC	5.000%	1/1/19	1,500,000	1,524,435
New York State Dormitory Authority Revenue:
FHA, New York and Presbyterian Hospital, AGM	5.250%	8/15/24	5,415,000	5,701,399	(b)
Mental Health Services Facilities	5.000%	2/15/18	5,000,000	5,353,600
Municipal Health Facility	5.000%	1/15/25	9,150,000	9,432,186
Non-State Supported Debt, North Shore Long Island Jewish Medical Center	5.000%	5/1/21	2,500,000	2,559,950
Port Authority of New York & New Jersey, Special Obligation Revenue, JFK International Air Terminal LLC	5.000%	12/1/20	4,000,000	4,068,880
Tobacco Settlement Financing Corp., New York, Asset-Backed	5.500%	6/1/14	1,640,000	1,645,576
Troy, NY, Capital Resource Corp. Revenue, Rensselaer Polytechnical Institute	5.000%	9/1/30	3,000,000	3,012,930

Total New York				114,211,655

North Carolina - 1.7%
Charlotte-Mecklenburg Hospital Authority, NC, Health Care System Revenue, Carolinas Healthcare	5.000%	1/15/26	2,000,000	2,067,080
North Carolina Eastern Municipal Power Agency, Power Systems Revenue	5.000%	1/1/26	25,250,000	25,883,270
North Carolina Turnpike Authority, Triangle Expressway System Revenue:
Assured Guaranty	5.250%	1/1/25	7,000,000	7,454,020
Assured Guaranty	5.375%	1/1/26	4,590,000	4,887,845

Total North Carolina				40,292,215

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Ohio - 4.2%
Cleveland, OH, Public Power Systems Revenue, AMBAC	5.500%	11/15/15	$1,750,000	$1,773,030
Hamilton County, OH, Sales Tax Revenue, AMBAC	5.250%	12/1/18	305,000	305,796	(b)
Jackson, OH, Local School District, Stark & Summit Counties, AGM	5.000%	12/1/18	1,240,000	1,325,473
Logan Hocking, OH, Local School District, Construction & Improvement, NATL	5.500%	12/1/16	1,410,000	1,440,245	(a)
Montgomery County, OH, Revenue, Catholic Health Initiatives	5.500%	9/1/14	2,775,000	2,797,366	(a)
Ohio State Air Quality Development Authority Revenue:
FirstEnergy Generation Corp.	5.625%	6/1/18	20,000,000	22,044,000
FirstEnergy Generation Corp.	5.700%	8/1/20	9,000,000	9,692,460
FirstEnergy Nuclear Generation Corp.	5.750%	6/1/16	7,500,000	8,397,300	(e)
Ohio State Building Authority, State Facilities- Administration Building Fund, AGM	5.500%	10/1/14	3,600,000	3,644,820	(a)
Ohio State Department of Administrative Services, COP, Administrative Knowledge System, NATL	5.000%	9/1/16	500,000	545,005
Ohio State Water Development Authority, Pollution Control Facilities Revenue, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	45,000,000	46,226,250	(e)

Total Ohio				98,191,745

Oklahoma - 0.0%
Oklahoma Development Finance Authority Revenue, Refunding, St. John’s Health Systems	5.750%	2/15/18	690,000	692,042

Oregon - 0.9%
Klamath Falls, OR, Intercommunity Hospital Authority Revenue:
Merle West Medical Center	6.125%	9/1/22	940,000	1,012,446	(a)
Unrefunded Balance, Merle West Medical Center	6.125%	9/1/22	560,000	564,032
Oregon State Department of Administrative Services, COP	5.000%	5/1/29	2,250,000	2,330,820
Oregon State Department of Administrative Services, Lottery Revenue, AGM	5.500%	4/1/14	1,375,000	1,428,886	(a)
Oregon State Facilities Authority Revenue:
Legacy Health System Project	5.250%	5/1/20	5,000,000	5,352,850
Samaritan Health Services	5.000%	10/1/30	10,000,000	9,841,400

Total Oregon				20,530,434

Pennsylvania - 6.6%
Adams County, PA, IDA Revenue, Gettysburg College	5.875%	8/15/21	1,000,000	1,047,200
Beaver County, PA, IDA, PCR, FirstEnergy Nuclear Generation Corp.	3.375%	7/1/15	33,200,000	33,108,036	(e)
Chester County, PA, School Authority, School Lease Revenue	5.375%	6/1/17	1,070,000	1,082,209
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/28	7,600,000	7,774,040
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/29	5,000,000	5,089,950
Delaware River Port Authority of Pennsylvania & New Jersey Revenue	5.000%	1/1/30	5,825,000	5,913,482
Greater Johnstown, PA, GO, School District, NATL	5.375%	8/1/14	1,750,000	1,788,290
Montgomery County, PA, Higher Education & Health Authority, Hospital Revenue, Abington Memorial Hospital	5.000%	6/1/25	11,000,000	11,042,240
Montgomery County, PA, IDA Revenue:
New Regional Medical Center Project, FHA	5.000%	8/1/24	5,980,000	6,282,289
New Regional Medical Center Project, FHA	5.750%	8/1/30	3,000,000	3,171,030

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Pennsylvania - continued
Pennsylvania Economic Development Financing Authority, Exempt Facilities Revenue, PPL Energy Supply LLC	3.000%	9/1/15	$25,000,000	$24,701,000	(e)
Pennsylvania Economic Development Financing Authority, Sewer Sludge Disposal Revenue:
Philadelphia Biosolids Facility	5.000%	1/1/15	1,560,000	1,578,377
Philadelphia Biosolids Facility	5.375%	1/1/17	2,385,000	2,411,473
Pennsylvania Housing Finance Agency, Single- Family Mortgage Revenue	5.200%	10/1/28	8,235,000	8,343,620
Pennsylvania State Department of General Services, COP, AGM	5.250%	5/1/16	2,000,000	2,022,780
Pennsylvania State Higher EFA Revenue, University of Pittsburgh Medical Center	5.000%	5/15/31	9,200,000	8,984,352
Pennsylvania State IDA, Refunding, Economic Development, AMBAC	5.500%	7/1/20	500,000	517,505
Pennsylvania State Public School Building Authority Lease Revenue:
Philadelphia School District Project, AGM	5.000%	6/1/27	10,000,000	10,378,500
Philadelphia School District Project, AGM	5.000%	6/1/29	3,775,000	3,860,277
Philadelphia, PA, Gas Works Revenue	5.500%	8/1/17	1,675,000	1,681,131	(a)
Philadelphia, PA, Gas Works Revenue, AGM	5.500%	8/1/19	3,240,000	3,251,858	(a)
Philadelphia, PA, School District	5.625%	8/1/18	2,000,000	2,114,960	(a)
Philadelphia, PA, School District:
AGM	5.500%	2/1/20	2,000,000	2,060,060	(a)
AGM	5.500%	2/1/21	1,865,000	1,921,006	(a)
Philadelphia, PA, Water & Wastewater Revenue, FGIC	5.250%	11/1/17	1,000,000	1,039,280
Pittsburgh, PA, Public Parking Authority, Parking Revenue, St. Francis General Hospital	6.625%	10/1/12	395,000	414,090	(c)
Reading, PA, GO, AMBAC	5.875%	11/15/12	1,200,000	1,291,644	(c)
Southcentral, PA, General Authority Revenue, Hanover Hospital Inc., Radian	5.500%	12/1/18	1,445,000	1,456,560
West View, PA, Municipal Authority	9.500%	11/15/14	515,000	616,774	(c)

Total Pennsylvania				154,944,013

Puerto Rico - 3.7%
Puerto Rico Commonwealth Government Development Bank, NATL	4.750%	12/1/15	20,000,000	20,548,600
Puerto Rico Electric Power Authority Revenue	5.250%	7/1/27	15,000,000	14,951,700
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/23	24,145,000	24,770,838
Puerto Rico Electric Power Authority, Power Revenue	5.250%	7/1/24	26,555,000	27,107,610

Total Puerto Rico				87,378,748

Rhode Island - 0.1%
Providence, RI, Public Building Authority, General Revenue, NATL	5.375%	12/15/21	1,000,000	1,002,120
Woonsocket, RI, GO, FGIC	5.375%	10/1/20	2,000,000	2,023,320

Total Rhode Island				3,025,440

South Carolina - 0.2%
Greenville County, SC, School District Installment Purchase, Revenue, Refunding, Building Equity	6.000%	12/1/21	1,650,000	1,797,741	(a)
South Carolina Jobs, EDA, Hospital Revenue, Anmed Health	5.000%	2/1/22	2,355,000	2,483,819

Total South Carolina				4,281,560

Tennessee - 2.9%
Clarksville, TN, Natural Gas Acquisition Corp., Gas Revenue	5.000%	12/15/17	2,000,000	2,058,700

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Tennessee - continued
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/19	$2,960,000	$3,133,663	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/20	6,390,000	6,667,198	(d)
Memphis-Shelby County, TN, Airport Authority Revenue	5.000%	7/1/21	4,795,000	4,947,145	(d)
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/19	8,260,000	8,424,044
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/20	18,000,000	18,168,120
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/23	15,000,000	14,866,050
Tennessee Energy Acquisition Corp., Gas Revenue	5.250%	9/1/24	6,865,000	6,768,410
Tennessee Housing Development Agency	5.000%	7/1/23	3,070,000	3,093,639	(d)

Total Tennessee				68,126,969

Texas - 8.6%
Austin, TX Electric Utility System Revenue, Refunding, AMBAC	5.500%	11/15/13	2,000,000	2,196,900
Brownsville, TX, Utilities Systems Revenue, AMBAC	9.400%	1/1/13	10,000	10,832	(c)
Dallas, TX, Area Rapid Transit, Senior Lien, AMBAC	5.375%	12/1/17	1,000,000	1,020,740	(a)
El Paso County, TX, Housing Finance Corp., La Plaza Apartments	6.700%	7/1/20	415,000	418,137
El Paso County, TX, Housing Finance Corp., MFH Revenue:
American Village Communities	6.250%	12/1/20	1,205,000	1,206,350
American Village Communities	6.250%	12/1/24	1,000,000	1,002,580
Fort Worth, TX, Water & Sewer Revenue	5.625%	2/15/18	2,000,000	2,065,680	(a)
Gulf Coast of Texas, IDA, Solid Waste Disposal Revenue, CITGO Petroleum Corp. Project	7.500%	10/1/12	5,000,000	5,070,150	(e)
Harris County, TX, Cultural Education Facilities Finance Corp., Medical Facilities Revenue, Baylor College of Medicine	5.375%	11/15/28	11,000,000	9,994,600
Harris County, TX, GO, Capital Appreciation, Refunding, Permanent Improvement, NATL	0.000%	10/1/17	1,000,000	867,090
Harris County, TX, Houston Sports Authority Revenue	5.250%	11/15/16	1,125,000	1,127,160
Harris County, TX, Houston Sports Authority Revenue, NATL	5.750%	11/15/19	3,000,000	3,000,900
Harris County, TX, Industrial Development Corp., Solid Waste Disposal Revenue, Deer Park Refining Project	4.700%	5/1/18	40,000,000	42,184,800
Houston, TX, Airport Systems Revenue:
Senior Lien	5.000%	7/1/26	8,215,000	8,629,611
Senior Lien	5.125%	7/1/27	11,180,000	11,772,763
Limestone County, TX, Public Facility Corp. Revenue, County Jail Project	5.000%	11/1/19	3,250,000	3,352,277
North Forest ISD, ACA	6.500%	8/15/17	1,230,000	1,096,213
North Texas Tollway Authority Revenue, NATL	5.125%	1/1/28	18,000,000	18,342,720
North Texas Tollway Authority, Dallas North Tollway Systems Revenue:
AMBAC	5.000%	1/1/25	9,335,000	9,417,335
AMBAC	5.000%	1/1/26	10,205,000	10,271,639
Panhandle, TX, Regional Housing Finance, GNMA- Collateralized	6.500%	7/20/21	707,000	732,325
SA Energy Acquisition, PFC, TX, Gas Supply Revenue	5.500%	8/1/21	2,000,000	2,071,880
Sabine River Authority, Texas PCR, Southwestern Electric Power Co., NATL	4.950%	3/1/18	13,000,000	13,498,940
Tarrant County, TX, Health Facilities Development Corp., Health System Revenue, Original Issue Discount, FGIC	5.000%	9/1/15	1,105,000	1,202,054	(c)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Texas - continued
Tarrant County, TX, Health Facilities Development Corp., Hospital Revenue, Baylor Health Care Systems Project	5.750%	11/15/19	$4,000,000	$4,140,280
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	5.250%	12/15/18	3,650,000	3,826,076
Texas Municipal Gas Acquisition & Supply Corp. I, Gas Supply Revenue	6.250%	12/15/26	39,070,000	41,754,109
Texas Technical University Revenue, Financing System, NATL	5.500%	8/15/18	2,000,000	2,064,160	(a)
Wichita Falls, TX, Water & Sewer Revenue, Priority Lien, AMBAC	5.375%	8/1/19	1,000,000	1,003,580	(a)

Total Texas				203,341,881

U.S. Virgin Islands - 1.1%
Virgin Islands Public Finance Authority Revenue:
Matching Fund Loan	5.000%	10/1/25	3,560,000	3,499,266
Matching Fund Loan	5.250%	10/1/29	3,425,000	3,281,253
Matching Fund Loan	6.625%	10/1/29	5,000,000	5,263,150
Matching Fund Loan Note	5.000%	10/1/29	4,000,000	3,762,440
Senior Lien	5.000%	10/1/25	11,000,000	10,977,010

Total U.S. Virgin Islands				26,783,119

Utah - 0.1%
Provo, UT, Electric Revenue	10.125%	4/1/15	495,000	599,500	(c)
Provo, UT, Electric Revenue:
AMBAC	10.375%	9/15/15	10,000	12,004	(c)
NATL	10.125%	4/1/15	540,000	653,999	(c)
Spanish Fork City, UT, Water Revenue:
AGM	5.500%	6/1/17	240,000	251,489	(a)
Unrefunded Balance, AGM	5.500%	6/1/17	760,000	796,024	(a)
Utah State Board Regents, Utah State University Hospital, NATL	5.500%	8/1/18	1,000,000	1,003,660	(a)

Total Utah				3,316,676

Vermont - 0.0%
Vermont Educational & Health Buildings Financing Agency Revenue, Developmental & Mental Health	5.500%	6/15/12	330,000	332,056

Virginia - 0.5%
Fauquier County, VA, IDA, Hospital Revenue, Fauquier Hospital Foundation Inc., Radian	5.500%	10/1/15	1,305,000	1,357,500
Pittsylvania County, VA, GO	5.600%	2/1/25	1,330,000	1,478,761
Virginia State Resources Authority Infrastructure Revenue, Senior, Pooled Financing Program	5.000%	11/1/19	1,175,000	1,356,079
Washington County, VA, IDA Hospital Facilities Revenue, Mountain States Health Alliance	7.250%	7/1/19	6,350,000	7,216,076

Total Virginia				11,408,416

Washington - 1.5%
Energy Northwest Washington Electric Revenue, Refunding, Project No. 1	5.500%	7/1/14	4,000,000	4,188,760
King County, WA, Public Hospital District, GO	5.250%	12/1/28	6,725,000	7,090,504
Pierce County, WA, School District North 10 Tacoma, FGIC	5.375%	12/1/14	2,000,000	2,041,480	(a)
Port of Seattle, WA, Revenue	5.000%	6/1/30	8,000,000	8,266,720
Radford Court Properties, WA, Student Housing Revenue:
NATL	6.000%	6/1/17	1,695,000	1,702,000
NATL	5.375%	6/1/19	1,000,000	1,003,680
Washington State Health Care Facilities Authority Revenue:
Central Washington Health Services Association	6.750%	7/1/29	7,080,000	7,215,299

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Washington - continued
Multicare Health System	5.750%	8/15/29	$3,000,000	$3,220,650

Total Washington				34,729,093

West Virginia - 0.8%
West Virginia Higher Education Policy Commission Revenue, Higher Education Facilities	5.000%	4/1/26	6,440,000	6,717,306
West Virginia State Hospital Finance Authority Revenue, AGM	5.375%	6/1/28	6,000,000	6,208,740
West Virginia State Hospital Finance Authority, Hospital Revenue, United Health Systems	5.250%	6/1/29	5,785,000	5,784,711

Total West Virginia				18,710,757

Wisconsin - 1.2%
Milwaukee County, WI, Airport Revenue	5.000%	12/1/20	1,425,000	1,483,439	(d)
Milwaukee County, WI, Airport Revenue	4.000%	12/1/21	1,700,000	1,601,740	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/22	1,345,000	1,373,622	(d)
Milwaukee County, WI, Airport Revenue	5.000%	12/1/23	1,000,000	1,006,770	(d)
Sheboygan, WI, PCR, Wisconsin Power Convention, FGIC	5.000%	9/1/15	4,000,000	4,342,600
Wisconsin State General Fund Annual Appropriation Revenue	5.375%	5/1/25	10,000,000	11,056,300
Wisconsin State HEFA Revenue:
Agnesian Health Care Inc.	6.000%	7/1/17	1,000,000	1,000,000	(a)
Children’s Hospital	5.500%	8/15/29	5,950,000	6,151,526
Wheaton Franciscan Services Inc.	6.000%	8/15/15	1,500,000	1,567,650	(a)

Total Wisconsin				29,583,647

Wyoming - 0.6%
Sweetwater County, WY, PCR, Idaho Power Co. Project	5.250%	7/15/26	14,000,000	14,649,040

TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENTS (Cost - $2,213,203,220)				2,265,281,942

SHORT-TERM INVESTMENTS - 3.0%
California - 0.0%
ABAG Finance Authority for Nonprofit Corp., CA, Revenue, Jewish Home San Francisco, LOC-Wells Fargo Bank N.A.	0.020%	11/15/35	100,000	100,000	(h)(i)

Florida - 0.1%
Jacksonville, FL, Health Facilities Authority Hospital Revenue, Southern Baptist Hospital, LOC-Wells Fargo Bank N.A.	0.030%	8/15/27	500,000	500,000	(h)(i)
Orange County, FL, Health Facilities Authority Revenue, Orlando Regional Healthcare, AGM, SPA-Dexia Credit Local	2.500%	10/1/41	2,850,000	2,850,000	(h)(i)

Total Florida				3,350,000

Indiana - 0.0%
Indiana State Finance Authority Revenue, Lease Appropriation, SPA-JPMorgan Chase	0.050%	2/1/35	100,000	100,000	(h)(i)

Maryland - 0.1%
Maryland State Stadium Authority, Sports Facilities Lease Revenue, SPA - Dexia Credit Local	3.000%	12/15/19	2,400,000	2,400,000	(d)(h)(i)

Massachusetts - 0.2%
Massachusetts State, GO, Consolidated Loan, SPA - Dexia Credit Local	2.250%	3/1/26	5,000,000	5,000,000	(h)(i)

Missouri - 0.1%
Missouri State HEFA Revenue:
St. Louis University, LOC-Wells Fargo Bank N.A.	0.030%	10/1/35	1,800,000	1,800,000	(h)(i)

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUND

Schedule of investments (unaudited) (cont’d)	June 30, 2011

SECURITY	RATE	MATURITY DATE	FACE AMOUNT	VALUE
Missouri - continued
Washington University, SPA-Wells Fargo Bank N.A.	0.030%	2/15/34	$270,000	$270,000	(h)(i)

Total Missouri				2,070,000

New York - 1.0%
Long Island Power Authority, NY, Electric System Revenue, AGM, SPA-Dexia Credit Local	1.000%	12/1/29	4,900,000	4,900,000	(h)(i)
New York City, NY, GO:
LOC-Dexia Credit Local	1.750%	1/1/36	5,200,000	5,200,000	(h)(i)
SPA-Wells Fargo Bank N.A.	0.020%	4/1/32	4,800,000	4,800,000	(h)(i)
Subordinated, AGM, SPA-Dexia Credit Local	1.500%	11/1/26	1,300,000	1,300,000	(h)(i)
New York City, NY, TFA, New York City Recovery Project Revenue, Subordinated, LIQ-Dexia Credit Local	1.500%	11/1/22	1,000,000	1,000,000	(h)(i)
New York, NY, GO, Subordinated, LOC-Dexia Credit Local	1.500%	3/1/34	5,800,000	5,800,000	(h)(i)

Total New York				23,000,000

Oregon - 0.6%
Medford, OR, Hospital Facilities Authority Revenue, Rogue Valley Manor Project, LOC-Wells Fargo Bank N.A.	0.030%	8/15/32	100,000	100,000	(h)(i)
Oregon State, GO, Veterans Welfare, SPA-Dexia Credit Local	1.500%	12/1/41	14,300,000	14,300,000	(h)(i)

Total Oregon				14,400,000

Pennsylvania - 0.2%
Delaware County Authority, PA, Dunwoody Village Inc., LOC-Citizens Bank of PA	0.080%	4/1/30	400,000	400,000	(h)(i)
Geisinger Authority, PA, Health Systems, SPA- Bank of America N.A.	0.020%	5/15/35	3,800,000	3,800,000	(h)(i)

Total Pennsylvania				4,200,000

Puerto Rico - 0.0%
Commonwealth of Puerto Rico, GO, Public Improvement, AGM, SPA-JPMorgan Chase	0.090%	7/1/29	1,000,000	1,000,000	(h)(i)

Tennessee - 0.3%
Knox County, TN, Health, Educational & Housing Facilities Board Hospital Facility Revenue, Covenant Health, AGC, SPA-SunTrust Bank	0.250%	1/1/46	6,300,000	6,300,000	(h)(i)

Virginia - 0.4%
Roanoke, VA, IDA, Hospital Revenue, Carilion Health Systems, AGM, SPA-Wells Fargo Bank N.A.	0.030%	7/1/36	200,000	200,000	(h)(i)
Virginia Small Business Financing Authority, Hospital Revenue, Carilion Clinic Obligation, SPA- Wells Fargo Bank N.A.	0.030%	7/1/42	7,900,000	7,900,000	(h)(i)

Total Virginia				8,100,000

Wisconsin - 0.0%
Wisconsin State HEFA Revenue, Aspirus Wausau Hospital Inc., LOC-JPMorgan Chase	0.060%	8/15/36	300,000	300,000	(h)(i)

TOTAL SHORT-TERM INVESTMENTS (Cost - $70,320,000)				70,320,000

TOTAL INVESTMENTS - 98.9% (Cost - $2,283,523,220#)				2,335,601,942
Other Assets in Excess of Liabilities - 1.1%				25,009,834

TOTAL NET ASSETS - 100.0%				$2,360,611,776

(a)	Pre-Refunded bonds are escrowed with U.S. government obligations and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(b)	Variable rate security. Interest rate disclosed is as of the most recent information available.

(c)	Bonds are escrowed to maturity by government securities and/or U.S. government agency securities and are considered by the manager to be triple-A rated even if issuer has not applied for new ratings.

(d)	Income from this issue is considered a preference item for purposes of calculating the alternative minimum tax (“AMT”).

(e)	Maturity date shown represents the mandatory tender date.

(f)	The maturity principal is currently in default as of June 30, 2011.

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUNDS

Schedule of investments (unaudited) (cont’d)	June 30, 2011

(g)	The coupon payment on these securities is currently in default as of June 30, 2011.

(h)	Variable rate demand obligations have a demand feature under which the Fund can tender them back to the issuer or liquidity provider on no more than 7 days notice.

(i)	Maturity date shown is the final maturity date. The security may be sold back to the issuer before final maturity.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviations used in this schedule:

ABAG	— Association of Bay Area Governments
ACA	— American Capital Assurance - Insured Bonds
AGC	— Assured Guaranty Corporation - Insured Bonds
AGM	— Assured Guaranty Municipal Corporation - Insured Bonds
AMBAC	— American Municipal Bond Assurance Corporation - Insured Bonds
CBI	— Certificate of Bond Insurance
CDA	— Communities Development Authority
COP	— Certificates of Participation
DFA	— Development Finance Agency
EDA	— Economic Development Authority
EDR	— Economic Development Revenue
EFA	— Educational Facilities Authority
FGIC	— Financial Guaranty Insurance Company - Insured Bonds
FHA	— Federal Housing Administration
GNMA	— Government National Mortgage Association
GO	— General Obligation
HEFA	— Health & Educational Facilities Authority
IBC	— Insured Bond Certificates
IDA	— Industrial Development Authority
INDLC	— Industrial Indemnity Company - Insured Bonds
ISD	— Independent School District
LIQ	— Liquidity Facility
LOC	— Letter of Credit
MFH	— Multi - Family Housing
MTA	— Metropolitan Transportation Authority
NATL	— National Public Finance Guarantee Corporation - Insured Bonds
PCR	— Pollution Control Revenue
PFC	— Public Facilities Corporation
Q-SBLF	— Qualified School Board Loan Fund
Radian	— Radian Asset Assurance - Insured Bonds
SPA	— Standby Bond Purchase Agreement - Insured Bonds
TFA	— Transitional Finance Authority

See Notes to Schedule of Investments.

LEGG MASON WESTERN ASSET INTERMEDIATE-TERM MUNICIPALS FUNDS

Schedule of investments (unaudited) (cont’d)	June 30, 2011

Summary of Investments by Industry†

Industrial revenue	21.9%
Health care	19.3
Transportation	17.9
Power	8.6
Special tax obligation	8.2
Pre-refunded/escrowed to maturity	3.6
Leasing	3.2
Local general obligation	2.9
Education	2.6
State general obligation	2.3
Student municipals	1.9
Water & sewer	1.9
Housing	1.5
Other	0.7
Solid waste/resource recovery	0.5
Short-term investments	3.0

100.0%

†	As a percentage of total investments. Please note that Fund holdings are as of June 30, 2011 and are subject to change.

Ratings Table*

Standard & Poor’s/Moody’s/Fitch**
AAA/Aaa	1.5%
AA/Aa	31.6
A	46.1
BBB/Baa	16.7
BB/Ba	0.4
A-1/VMIG 1	3.0
NR	0.7

100.0%

*	As a percentage of total investments.
**	The ratings shown are based on each portfolio security’s rating as determined by Standard & Poor’s, Moody’s or Fitch, each a Nationally Recognized Statistical Rating Organization (“NRSRO”). These ratings are the opinions of the NRSRO and are not measures of quality or guarantees of performance. Securities may be rated by other NRSROs, and these ratings may be higher or lower. In the event that a security is rated by multiple NRSROs and receives different ratings, the Fund will treat the security as being rated in the highest rating category received from an NRSRO.

See pages 17 through 19 for definitions of ratings.

See Notes to Schedule of Investments.

Bond ratings

The definitions of the applicable rating symbols are set forth below:

Long-term security ratings (unaudited)

Standard & Poor’s Ratings Service (“Standard & Poor’s”) Long-term Issue Credit Ratings — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — An obligation rated “AAA” has the highest rating assigned by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is extremely strong.

AA — An obligation rated “AA” differs from the highest-rated obligations only to a small degree. The obligor’s capacity to meet its financial commitment on the obligation is very strong.

A — An obligation rated “A” is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher-rated categories. However, the obligor’s capacity to meet its financial commitment on the obligation is still strong.

BBB — An obligation rated “BBB” exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

BB — An obligation rated “BB” is less vulnerable to nonpayment than other speculative issues. However, it faces major ongoing uncertainties or exposure to adverse business, financial, or economic conditions, which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

B — An obligation rated “B” is more vulnerable to nonpayment than obligations rated “BB”, but the obligor currently has the capacity to meet its financial commitment on the obligation. Adverse business, financial, or economic conditions will likely impair the obligor’s capacity or willingness to meet its financial commitment on the obligation.

CCC — An obligation rated “CCC” is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

CC — An obligation rated “CC” is currently highly vulnerable to nonpayment.

C — The “C” rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

D — An obligation rated “D” is in payment default. The “D” rating category is used when payments on an obligation are not made on the date due, even if the applicable grace period has not expired, unless Standard & Poor’s believes that such payments will be made during such grace period. The “D” rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments of an obligation are jeopardized.

Moody’s Investors Service (“Moody’s”) Long-term Obligation Ratings — Numerical modifiers 1, 2 and 3 may be applied to each generic rating from “Aa” to “Caa,” where 1 is the highest and 3 the lowest ranking within its generic category.

Aaa — Obligations rated “Aaa” are judged to be of the highest quality, with minimal credit risk.

Aa — Obligations rated “Aa” are judged to be of high quality and are subject to very low credit risk.

A — Obligations rated “A” are considered upper-medium grade and are subject to low credit risk.

Long-term security ratings (unaudited) (cont’d)

Baa — Obligations rated “Baa” are subject to moderate credit risk. They are considered medium grade and as such may possess certain speculative characteristics.

Ba — Obligations rated “Ba” are judged to have speculative elements and are subject to substantial credit risk.

B — Obligations rated “B” are considered speculative and are subject to high credit risk.

Caa — Obligations rated “Caa” are judged to be of poor standing and are subject to very high credit risk.

Ca — Obligations rated “Ca” are highly speculative and are likely in, or very near, default, with some prospect of recovery for principal and interest.

C — Obligations rated “C” are the lowest rated class and are typically in default, with little prospect of recovery for principal and interest.

Fitch Ratings Service (“Fitch”) Structured, Project & Public Finance Obligations — Ratings from “AA” to “CCC” may be modified by the addition of a plus (+) or minus (–) sign to show relative standings within the major rating categories.

AAA — Obligations rated “AAA” by Fitch denote the lowest expectation of default risk. They are assigned only in cases of exceptionally strong capacity for payment of financial commitments. This capacity is highly unlikely to be adversely affected by foreseeable events.

AA — Obligations rated “AA” denote expectations of very low default risk. They indicate very strong capacity for payment of financial commitments. This capacity is not significantly vulnerable to foreseeable events.

A — Obligations rated “A” denote expectations of low default risk. The capacity for payment of financial commitments is considered strong. This capacity may, nevertheless, be more vulnerable to adverse business or economic conditions than is the case for higher ratings.

BBB — Obligations rated “BBB” indicate that expectations of default risk are currently low. The capacity for payment of financial commitments is considered adequate but adverse business or economic conditions are more likely to impair this capacity.

BB — Obligations rated “BB” indicate an elevated vulnerability to default risk, particularly in the event of adverse changes in business or economic conditions over time; however, business or financial flexibility exists which supports the servicing of financial commitments.

B — Obligations rated “B” indicate that material default risk is present, but a limited margin of safety remains. Financial commitments are currently being met; however, capacity for continued payment is vulnerable to deterioration in the business and economic environment.

CCC — Default is a real possibility.

CC — Default of some kind appears probable.

C — Default is imminent or inevitable, or the issuer is in standstill.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Short-term security ratings (unaudited)

Standard & Poor’s Municipal Short-Term Notes Ratings

SP-1 — A short-term obligation rated “SP-1” is rated in the highest category by Standard & Poor’s. Strong capacity to pay principal and interest. An issue determined to possess a very strong capacity to pay debt service is given a plus (+) designation.

SP-2 — A short-term obligation rated “SP-2” is a Standard & Poor’s rating indicating satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

SP-3 — A short-term obligation rated “SP-3” is a Standard & Poor’s rating indicating speculative capacity to pay principal and interest.

Standard & Poor’s Short-Term Issues Credit Ratings

A-1 — A short-term obligation rated “A-1” is rated in the highest category by Standard & Poor’s. The obligor’s capacity to meet its financial commitment on the obligation is strong. Within this category, certain obligations are designated with a plus sign (+). This indicates that the obligor’s capacity to meet its financial commitment on these obligations is extremely strong.

Short-term security ratings (unaudited) (cont’d)

A-2 — A short-term obligation rated “A-2” by Standard & Poor’s is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligations in higher rating categories. However, the obligor’s capacity to meet its financial commitment on the obligation is satisfactory.

A-3 — A short-term obligation rated “A-3” by Standard & Poor’s exhibits adequate protection parameters. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitment on the obligation.

B — A short-term obligation rated “B” by Standard & Poor’s is regarded as having significant speculative characteristics. Ratings of “B-1”, “B-2” and “B-3” may be assigned to indicate finer distinctions within the “B” category. The obligor currently has the capacity to meet its financial commitment on the obligation; however, it faces major ongoing uncertainties which could lead to the obligor’s inadequate capacity to meet its financial commitment on the obligation.

Moody’s Variable Rate Demand Obligations (VRDO) Ratings

VMIG 1 — Moody’s highest rating for issues having a variable rate demand feature — VRDO. This designation denotes superior credit quality. Excellent protection is afforded by the superior short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 2 — This designation denotes strong credit quality. Good protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

VMIG 3 — This designation denotes acceptable credit quality. Adequate protection is afforded by the strong short-term credit strength of the liquidity provider and structural and legal protections that ensure the timely payment of purchase price on demand.

Moody’s Short-Term Municipal Obligations Ratings

MIG 1 — Moody’s highest rating for short-term municipal obligations. This designation denotes superior credit quality. Excellent protection is afforded by established cash flows, highly reliable liquidity support, or demonstrated broad-based access to the market for refinancing.

MIG 2 — This designation denotes strong credit quality. Margins of protection are ample, although not as large as the preceding group.

MIG 3 — This designation denotes acceptable credit quality. Liquidity and cash flow protection may be narrow, and market access for refinancing is likely to be less well-established.

SG — This designation denotes speculative-grade credit quality. Debt instruments in this category may lack sufficient margins of protection.

Moody’s Short-Term Obligations Ratings

P-1 — Moody’s highest rating for commercial paper and for VRDO prior to the advent of the VMIG 1 rating. Have a superior ability to repay short-term debt obligations.

P-2 — Have a strong ability to repay short-term debt obligations.

P-3 — Have an acceptable ability to repay short-term debt obligations.

NP — Issuers do not fall within any of the Prime rating categories.

Fitch’s Short-Term Issuer or Obligations Ratings

F1 — Fitch’s highest rating indicating the strongest intrinsic capacity for timely payment of financial commitments; may have an added “+” to denote any exceptionally strong credit feature.

Short-term security ratings (unaudited) (cont’d)

F2 — Fitch rating indicating good intrinsic capacity for timely payment of financial commitments.

F3 — Fitch rating indicating intrinsic capacity for timely payment of financial commitments is adequate.

NR — Indicates that the obligation is not rated by Standard & Poor’s, Moody’s or Fitch.

Notes to Schedule of Investments (unaudited)

1. Organization and significant accounting policies

Legg Mason Western Asset Intermediate-Term Municipals Fund (the “Fund”) is a separate diversified investment series of Legg Mason Partners Income Trust (the “Trust”). The Trust, a Maryland statutory trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company.

The following are significant accounting policies consistently followed by the Fund and are in conformity with U.S. generally accepted accounting principles (“GAAP”).

(a) Investment Valuation. Securities are valued at the mean between the last quoted bid and asked prices provided by an independent pricing service, which are based on transactions in municipal obligations, quotations from municipal bond dealers, market transactions in comparable securities and various other relationships between securities. When reliable prices are not readily available, the Fund values these securities as determined in accordance with procedures approved by the Fund’s Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates fair value.

The Fund has adopted Financial Accounting Standards Board Codification Topic 820 (“ASC Topic 820”). ASC Topic 820 establishes a single definition of fair value, creates a three-tier hierarchy as a framework for measuring fair value based on inputs used to value the Fund’s investments, and requires additional disclosure about fair value. The hierarchy of inputs is summarized below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The Fund uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

The following is a summary of the inputs used in valuing the Fund’s assets carried at fair value:

ASSETS
DESCRIPTION	QUOTED PRICES (LEVEL 1)	OTHER SIGNIFICANT OBSERVABLE INPUTS (LEVEL 2)	SIGNIFICANT UNOBSERVABLE INPUTS (LEVEL 3)	TOTAL
Municipal bonds†	—	$2,265,281,942	—	$2,265,281,942
Short-term investments†	—	70,320,000	—	70,320,000

Total investments	—	$2,335,601,942	—	$2,335,601,942

†	See Schedule of Investments for additional detailed categorizations.

(b) Security Transactions. Security transactions are accounted for on a trade date basis.

Notes to Schedule of Investments (unaudited) (continued)

2. Investments

At June 30, 2011, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

Gross unrealized appreciation	$67,081,188
Gross unrealized depreciation	(15,002,466)

Net unrealized appreciation	$52,078,722

3. Derivative Instruments and Hedging Activities

Financial Accounting Standards Board Codification Topic 815 requires enhanced disclosure about an entity’s derivative and hedging activities.

During the period ended June 30, 2011, the Fund did not invest in any derivative instruments.

ITEM 2.	CONTROLS AND PROCEDURES.

(a)	The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a- 3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal quarter that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 3.	EXHIBITS.

Certifications pursuant to Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Legg Mason Partners Income Trust

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2011

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/S/ R. JAY GERKEN
R. Jay Gerken
Chief Executive Officer

Date:	August 24, 2011

By	/S/ KAPREL OZSOLAK
Kaprel Ozsolak
Chief Financial Officer

Date:	August 24, 2011